Warrants (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Warrants
Note 11 – Warrants

The following summarizes the Company's outstanding warrants to purchase shares of the Company's common stock as of and for the periods ending March 31, 2021 and December 31, 2020:

	Warrants	Exercise Price
Warrants outstanding as of December 31, 2019	16,981,854	$3.23
Issued	49,928,469	$0.77
Exercised	(1,937,690)	$0.58
Terminated/Expired	(5,470,655)	$3.07
Warrants outstanding as of December 31, 2020	59,501,978	$1.22
Issued	3,288,400	$1.45
Exercised	(1,839,275)	$0.76
Terminated/Expired	(76,926)	$0.65
Warrants outstanding as of March 31, 2021	60,874,177	$1.18

The intrinsic value of outstanding warrants was $31.3 million and $23.8 million as of March 31, 2021 and December 31, 2020, respectively. The following discussion provides details on the various types of outstanding warrants and the related relevant disclosures around each type.

Warrant Derivative Liability

During May 2019, the Company acquired 712,823 warrants with a weighted average exercise price of $3.90 (the "May Acquisitions Warrants"). These warrants included an option to settle in cash in the event of a change of control of the Company and a reset feature if the Company issues shares of common stock with a strike price below the exercise price of the warrants, which required the Company to record the warrants as a derivative liability. The Company calculates the fair value of the derivative liability through a Monte Carlo Model that values the warrants based upon a probability weighted discounted cash flow model.

During January 2020, the Company issued shares below the exercise price of the May Acquisitions Warrants. As such, the Company issued an additional 1,003,232 warrants on March 17, 2020 to certain of its warrant holders at an exercise price of $1.62 and modified the exercise price of the existing May Acquisitions Warrants to $1.62.

During June 2020, the Company issued common stock equivalents below the exercise price of the warrants issued on March 17, 2020. As such, the Company issued an additional 1,990,624 warrants to certain of its warrant holders at an exercise price of $0.75 and modified the exercise price of the existing warrants to $0.75.

During September 2020, the Company amended all of these warrants to eliminate certain anti-dilution rights, fix the number of shares of common stock purchasable under each warrant, and set the exercise price thereof at $0.65 per share. As such, the Company issued an additional 570,258 warrants to certain of its warrant holders at an exercise price of $0.65.

During the fourth quarter of 2020, holders exercised a total 1,687,690 warrants for which the Company issued shares of common stock. During December 2020, 2,512,321 of these warrants expired and an immaterial amount remained outstanding as of December 31, 2020, all of which expired during January 2021.

The following schedule shows the fair value of the warrant derivative liability as of March 31, 2021 and December 31, 2020, and the change in fair value during the periods ended March 31, 2021 and year ended December 31, 2020 (in thousands):

Warrant Derivative Liability
Balance as of December 31, 2019	$2,220
Change in fair value of warrant derivative liability	(2,220)
Balance as of December 31, 2020	$—
Change in fair value of warrant derivative liability (1)	—
Balance as of March 31, 2021	$—

(1) All of the May Acquisition Warrants expired during January 2021.

Series F Warrant Liability

During October 2020, the Company issued 43,403,130 warrants to purchase common stock in connection with the Series F Private Placement (defined below) with an exercise price of $0.75. The warrants are exercisable commencing on the date of issuance and expire 72 months after the date of issuance. These warrants include a reset feature if the Company issues common stock, options, or convertible securities with a strike price below the exercise price of the warrants. These warrants did not meet the definition of a derivative or the requirements to be considered equity; as such, the Company recorded these as a liability. See "Note 9 - Convertible preferred stock" for more information on Series F.

The warrant liability is remeasured at fair value each reporting period and represents a Level 3 financial instrument. The Company calculates the fair value of the warrant liability through a Monte Carlo Model and a Black Scholes Option Model. The total value of the consideration received in connection with the Series F Private Placement was first allocated to the warrant liability at fair value, with the remainder allocated to the preferred stock, which led to a discount ascribed to the Series F Preferred Stock. Accordingly, the Company recorded a discount of $14.6 million on the Series F Preferred Stock by adjusting Series F Additional Paid-in Capital.

The following schedule shows the fair value of the warrant liability upon issuance, and the change in fair value during the periods ended March 31, 2021 and December 31, 2020 (in thousands):

Warrant liability
Issuance of Series F warrants	$14,952
Change in fair value of warrant liability	24,898
Balance as of December 31, 2020	$39,850
Change in fair value of warrant liability	6,483
Balance as of March 31, 2021	$46,333

The following schedule shows the inputs used to measure the fair value of the warrant liability:

Warrant Liability	March 31, 2021	December 31, 2020
Stock Price	$1.44	$1.27
Exercise Price	$0.75	$0.75
Expected remaining term (in years)	5.50-5.56	5.75-5.81
Volatility	67.5%	67.5%
Risk-free interest rate	1.1%	0.5%

The valuation of the warrants is subject to uncertainty as a result of the unobservable inputs. If the volatility rate or risk-free interest rate were to change, the value of the warrants would be impacted.

Equity-Classified Warrants

On May 6, 2019, the Company issued 5,744,991 warrants to purchase common stock with an exercise price of $4.25 (the "May 2019 PIPE Warrants"). Additionally, in connection with the May 2019 PIPE transaction, the Company issued 220,539 warrants to brokers with an exercise price of $3.00. The warrants were exercisable commencing on the issuance date and expire 24 months after the date of issuance. In March 2021, the Company offered to a limited number of holders the opportunity to exercise, in full or in part, these warrants to purchase shares of Common Stock at a reduced exercise price of $1.25 per share. The Company received exercise notices for a total of 1,047,609 warrants, resulting in the Company’s receipt of approximately $1.3 million. The Company recognized the increase in the fair value of the modified warrants on the date of exercise of $0.2 million as a deemed dividend through accumulated deficit with a corresponding increase in additional paid-in capital. The remainder of the outstanding and unexercised May 2019 PIPE Warrants expired during May 2021.

On November 4, 2019, the Company issued 11,000 warrants in connection with the November 2019 Notes. The warrants are exercisable commencing on the date of issuance and expire 24 months from the date of the consummation of a future IPO. The warrants carried an initial exercise price equal to the greater of (i) $5.00 per share or (ii) the price at which the common stock of the Company was sold in the IPO.

On December 19, 2019 the Company issued 6,500,000 warrants with an exercise price of $1.82 in conjunction with the term loan (the "Guarantor Warrants"), which are exercisable commencing on the date of issuance and expire 24 months from the date of the consummation of a future IPO. The Guarantor Warrants had a fair value of $4.2 million on the date of issuance.

On December 19, 2019, the Company issued 937,500 warrants in connection with the Seller Notes. The warrants are exercisable commencing on the date of issuance and expire 24 months from the date of the consummation of a future IPO. The warrants carried an initial exercise price equal to the greater of (i) $5.00 per share or (ii) the price at which the common stock of the Company was sold in the IPO.

On January 13, 2020, the Company issued the ABG Warrants, which are exercisable commencing on the date of issuance and expire 24 months from the date of the consummation of an IPO (as defined in the ABG Warrants) and carried an initial exercise price equal to the greater of (i) $5.00 per share or (ii) the price at which the common stock was sold in the IPO.

On June 24, 2020, the warrants related to the November 2019 Notes, the Seller Notes and the ABG Notes were amended in connection with the issuance of the June 2020 Notes to lower the maximum exercise price applicable to these warrants from $5.00 to $4.25 per share. The decrease in the exercise price resulted in an increase to the fair value of the warrants of $0.1 million which the Company recognized in general and administrative expense.

On June 24, 2020, the Company issued 1,000,000 warrants to a member of the board of directors with an exercise price of $1.25 per share in connection with the June 2020 Notes (the “June 2020 Warrants”), which are exercisable commencing on the date of issuance and expire on the earlier of (i) 84 months from the date of the consummation of an underwritten public offering or other up-list transaction or (ii) June 30, 2030.

On July 20, 2020, the Company issued 300,000 warrants to a member of the board of directors with an exercise price of $1.05 per share in consideration for a personal guarantee by a member of the Company's board of directors on the ABL Facility (the "July 2020 Guarantor Warrants"), which are exercisable commencing on the date of issuance and expire on the earlier of (i) 84 months from the date of the consummation of an underwritten public offering or other up-list transaction or (ii) June 30, 2030.

On January 22, 2021, the Company issued 3,288,400 warrants in connection with the January 2021 PIPE transaction. The warrants are exercisable at an exercise price per share of $1.45 commencing on the date of issuance and expire after a six year period, subject to beneficial ownership limitations (the “January 2021 Warrants”). Due to the discounted warrant exercise associated with the May 2019 PIPE warrants as discussed above, the down round provision on the January 2021 Warrants was triggered such that these warrants could be exercised at a price of $1.25 per share. The Company recognized the increase in the fair value of the modified warrants of $0.2 million as a deemed dividend through accumulated deficit with a corresponding increase in additional paid-in capital.

Warrants Issued as Compensation

On September 17, 2019, a Company advisor was issued 2,500,000 warrants with an exercise price of $0.10 per share and 1,500,000 warrants with an exercise price of $10.00 per share; 1,250,000 of the $0.10 exercise price warrants (the "Tranche 1 Warrants") were exercisable on the earlier of twelve-months after issuance date or immediately prior to a change in control subject to the advisor’s continued service and 1,250,000 of the $0.10 exercise price warrants (the "Tranche 2 Warrants") and the 1,500,000 warrants with the $10.00 exercise price (the "Tranche 3 Warrants") were exercisable on the earlier of eighteen-months after issuance or immediately prior to a change in control subject to the advisor’s continued service.

On June 1, 2020, the Company entered into a termination agreement (the “Termination Agreement”) with the advisor. Pursuant to the terms of the Termination Agreement, the Tranche 1 Warrants were amended to reduce the number of shares of common stock purchasable thereunder to 1,041,666 shares, and the Tranche 2 Warrants and Tranche 3 Warrants were cancelled. The Tranche 1 Warrants (as amended pursuant to the Termination Agreement) were fully vested as of the date of the termination of the agreement and will remain exercisable until September 17, 2029. Furthermore, if the Company engages in any restricted business line as defined in the Termination Agreement, the Company will issue to the former advisor additional shares of common stock based on formulas intended to compensate the former advisor for the warrants that were reduced or terminated. In connection with the Termination Agreement, the Company recorded expense of $5.7 million during the year ended December 31, 2020 in general and administrative expense. During the first quarter of 2021, the former advisor exercised 791,666 of his remaining warrants outstanding in a cashless exercise resulting in 736,689 shares of common stock issued.

On June 24, 2020, the Company issued 1,000,000 warrants with an exercise price of $1.25 per share to two non-employee directors, which are exercisable commencing on the date of issuance and expire on the earlier of (i) 84 months from the date of the consummation of an underwritten public offering or other up-list transaction or (ii) June 30, 2030. On July 20, 2020, the Company issued 200,000 warrants two non-employee directors at a price of $1.05 per share (the "July 2020 Director Warrants"), which are exercisable commencing on the date of issuance and expire on the earlier of (i) 84 months from the date of the consummation of an underwritten public offering or other up-list transaction or (ii) June 30, 2030. The warrants issued to non-employee directors were immediately vested and as such, the Company recorded $1.0 million of share-based compensation expense upon issuance.

On November 30, 2020, the Company issued 400,000 warrants to a third-party for services with an exercise price of $1.00 and an expiration date 72 months after issuance. These warrants were immediately vested and as such, the Company recorded $0.1 million in general and administrative expense.

Note 11 – Warrants

The following illustrates the Company's outstanding warrants to purchase shares of the Company's common stock as of and for the years ending December 31, 2020 and 2019:

	Warrants	Exercise Price
Warrants acquired on May 6, 2019	712,823	$3.90
Issued	17,414,030	$3.27
Exercised	(1,144,999)	$3.50
Warrants outstanding as of December 31, 2019	16,981,854	$3.23
Issued	49,928,469	$0.77
Exercised	(1,937,690)	$0.58
Terminated/Expired	(5,470,655)	$3.07
Warrants outstanding as of December 31, 2020	59,501,978	$1.22

The intrinsic value of outstanding warrants was $23.8 million and $12.2 million as of December 31, 2020 and 2019, respectively. The following discussion provides details on the various types of outstanding warrants and the related relevant disclosures around each type.

Warrant Derivative Liability

In connection with the May Acquisitions, the Company acquired 712,823 warrants with a weighted average exercise price of $3.90 (the "May Acquisitions Warrants"). These warrants included an option to settle in cash in the event of a change of control of the Company and a reset feature if the Company issues shares of common stock with a strike price below the exercise price of the warrants, which required the Company to record the warrants as a derivative liability. The Company calculates the fair value of the derivative liability through a Monte Carlo Model that values the warrants based upon a probability weighted discounted cash flow model.

During January 2020, the Company issued shares below the exercise price of the May Acquisitions Warrants. As such, the Company issued an additional 1,003,232 warrants on March 17, 2020 to certain of its warrant holders at an exercise price of $1.62 and modified the exercise price of the existing May Acquisitions Warrants to $1.62.

During June 2020, the Company issued common stock equivalents below the exercise price of the warrants issued on March 17, 2020. As such, the Company issued an additional 1,990,624 warrants to certain of its warrant holders at an exercise price of $0.75 and modified the exercise price of the existing warrants to $0.75.

During September 2020, the Company amended all of these warrants to eliminate certain anti-dilution rights, fix the number of shares of common stock purchasable under each warrant, and set the exercise price thereof at $0.65 per share. As such, the Company issued an additional 570,258 warrants to certain of its warrant holders at an exercise price of $0.65.

During the fourth quarter of 2020, holders exercised a total 1,687,690 warrants for which the Company issued shares of common stock. During December 2020, 2,512,321 of these warrants expired and an immaterial amount remained outstanding as of December 31, 2020, all of which expired during January 2021.

The warrants are valued based on future assumptions and, as the reset triggers were known events on December 31, 2020 and 2019, the Company included the triggers in the valuations performed during the periods ended December 31, 2020 and 2019. The following schedules show the fair value of the warrant derivative liability as of December 31, 2020 and 2019, and the change in fair value during the years ended December 31, 2020 and 2019 (in thousands):

Warrant Derivative Liability
Assumption of warrants in May Acquisitions	$2,130
Change in fair value of warrant derivative liability	90
Balance as of December 31, 2019	$2,220
Change in fair value of warrant derivative liability	(2,220)
Balance as of December 31, 2020	$—

During October 2020, the Company issued 43,403,130 warrants in connection with the Series F insider-led equity financing with an exercise price of $0.75. The warrants are exercisable on the date of issuance and expire 72 months after the date of issuance. These warrants include a reset feature if the Company issues common stock, options, or convertible securities with a strike price below the exercise price of the warrants. These warrants did not meet the definition of a derivative or the requirements to be considered equity; as such, the Company recorded these as a liability. See "Note 13 - Redeemable convertible preferred stock" for more information on Series F.

The Company calculated the fair value of the warrant liability through a Monte Carlo Model and a Black Scholes Option Model. The total value of the consideration received in connection with the Series F Private Placement was first allocated to the warrant liability, with the remainder allocated to the preferred stock, which led to a discount ascribed to the Series F Preferred Stock. Accordingly, the Company recorded a discount of $14.6 million on the Series F Preferred Stock by adjusting Series F Additional Paid-in Capital.

The following schedule shows the fair value of the warrant liability upon issuance and the change in fair value during the year ended December 31, 2020 (in thousands):

Warrant Liability
Issuance of Series F warrants	$14,952
Change in fair value of warrant liability	24,898
Balance as of December 31, 2020	$39,850

The following schedule shows the inputs used to measure the fair value of the warrant liability as of December 31, 2020:

Warrant liability	December 31, 2020
Stock price	$1.27
Exercise price	$0.75
Expected remaining term (in years)	5.75–5.81
Volatility	67.5%
Risk-free interest rate	0.5%

The valuation of the warrants is subject to uncertainty as a result of the unobservable inputs. If the volatility rate or risk-free interest rate were to change, the value of the warrants would be impacted.

Equity-Classified Warrants

On May 6, 2019 as part of the PIPE, the Company issued 5,744,991 warrants with an exercise price of $4.25. Additionally, in connection with the PIPE transaction, the Company issued 220,539 warrants to brokers with an exercise price of $3.00. The warrants are exercisable on the date of issuance and expire 24 months from the date of the consummation of a future IPO.

On November 4, 2019, the Company issued 11,000 warrants in connection with the November 2019 Notes. The warrants are exercisable on the date of issuance and expire 24 months from the date of the consummation of a future IPO. The warrants carried an initial exercise price equal to the greater of (i) $5.00 per share or (ii) the price at which the common stock of the Company was sold in the IPO.

On December 19, 2019, the Company issued 937,500 warrants in connection with the Seller Notes. The warrants are exercisable on the date of issuance and expire 24 months from the date of the consummation of a future IPO. The warrants carried an initial exercise price equal to the greater of (i) $5.00 per share or (ii) the price at which the common stock of the Company was sold in the IPO.

On June 24, 2020, the warrants related to the November 2019 Notes and Seller Notes were amended in connection with the issuance of the June 2020 Notes to lower the maximum exercise price applicable to these warrants from $5.00 to $4.25 per share. The decrease in the exercise price resulted in an increase to the fair value of the warrants of $0.1 million which the Company recognized in general and administrative expense.

On December 19, 2019 the Company issued 6,500,000 warrants with an exercise price of $1.82 in conjunction with the short term loan (the "Guarantor Warrants"). The warrants are exercisable on the date of issuance and expire 24 months from the date of the consummation of a future IPO. The Guarantor Warrants had a fair value of $4.2 million on the date of issuance.

On June 24, 2020, the Company issued 1,000,000 warrants with an exercise price of $1.25 per share in connection with the June 2020 Notes (the “June 2020 Warrants”), which were exercisable on the date of issuance and expire on the earlier of (i) 84 months from the date of the consummation of an underwritten public offering or other up-list transaction or (ii) June 30, 2030.

On July 20, 2020, the Company issued 300,000 warrants with an exercise price of $1.05 per share in consideration for a personal guarantee by a member of the Company's board of directors on the ABL Facility (the "July 2020 Guarantor Warrants"), which were exercisable on the date of issuance and expire on the earlier of (i) 84 months from the date of the consummation of an underwritten public offering or other up-list transaction or (ii) June 30, 2030.

Warrants Issued as Compensation

On September 17, 2019, a Company advisor was issued 2,500,000 warrants with an exercise price of $0.10 and 1,500,000 warrants with an exercise price of $10.00. The warrants were exercisable as follows: 1,250,000 of the warrants with the $0.10 exercise price (the "Tranche 1 Warrants") were exercisable on the earlier of the twelve-month anniversary of the issuance date or immediately prior to a change in control subject to the advisor’s continued service to the Company; the remaining 1,250,000 of the warrants with the $0.10 exercise price (the "Tranche 2 Warrants") and the 1,500,000 warrants with the $10.00 exercise price (the "Tranche 3 Warrants") were exercisable on the earlier of the eighteen-month anniversary of the issuance date or immediately prior to a change in control subject to the advisor’s continued service to the Company.

On June 1, 2020, the Company entered into a termination agreement (the “Termination Agreement”) with the advisor. Pursuant to the terms of the Termination Agreement, the Tranche 1 Warrants were amended to reduce the number of shares of common stock purchasable thereunder to 1,041,666 shares, and the Tranche 2 Warrants and Tranche 3 Warrants were cancelled. The Tranche 1 Warrants (as amended pursuant to the Termination Agreement) were fully vested as of the date of the termination of the agreement and will remain exercisable until September 17, 2029. Furthermore, if the Company engages in any restricted business line as defined in the Termination Agreement, the Company will issue to the former advisor additional shares of common stock based on formulas intended to compensate the former advisor for the warrants that were reduced or terminated. In connection with the Termination Agreement, the Company recorded expense of $5.7 million during the year ended December 31, 2020 in general and administrative expense.

On June 24, 2020, the Company issued 1,000,000 warrants with an exercise price of $1.25 per share to two non-employee directors, which were exercisable on the date of issuance and expire on the earlier of (i) 84 months from the date of the consummation of an underwritten public offering or other up-list transaction or (ii) June 30, 2030. On July 20, 2020, the Company issued 200,000 warrants two non-employee directors at a price of $1.05 per share (the "July 2020 Director Warrants"), which were exercisable on the date of issuance and expire on the earlier of (i) 84 months from the date of the consummation of an underwritten public offering or other up-list transaction or (ii) June 30, 2030. The warrants issued to non-employee directors were immediately vested and as such, the Company recorded $1.0 million of share-based compensation expense upon issuance.

On November 30, 2020, the Company issued 400,000 warrants to a third-party for services with an exercise price of $1.00 and an expiration date 72 months after issuance. These warrants were immediately vested and as such, the Company recorded $0.1 million in general and administrative expense.